Deferred Income Taxes - Summary of Information About Tax Losses Expiry Dates (Detail) - SGD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 79,657,000	$ 42,775,000
Expiring in one year
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	5,617,000	3,847,000
Expiring in two years
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	5,734,000	3,556,000
Expiring in three years
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	4,069,000	3,343,000
Expiring in four years
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,601,000	2,973,000
Expiring beyond four years
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 57,636,000	$ 29,056,000